GCAT NQM Depositor III, LLC ABS-15G

Exhibit 99.15

Client Name:
Client Project Name:	GCAT 2023-NQM3
Start - End Dates:	6/12/2023 - 7/26/2023
Deal Loan Count:	20

Loan Level Tape Compare Upload

Loans in Report	20
Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
809620032631	XXXXXX	Borrower 1 Total Income	6815.00	6815.43
809620032631	XXXXXX	Original Appraisal Date	XXXXXX	XXXXXX
809620032631	XXXXXX	Property Type	Detached PUD	Attached PUD
206913607181	XXXXXX	Borrower 1 Total Income	125779.00	125779.11
814463745118	XXXXXX	DTI Qualifying (Back)	48.8800	48.6300
814463745118	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
241107998597	XXXXXX	Borrower 1 First Time Home Buyer	No	Yes
241107998597	XXXXXX	Borrower 1 Total Income	6602.00	6601.85
211825984653	XXXXXX	DTI Qualifying (Back)	47.3600	47.1400
564107180442	XXXXXX	Borrower 1 Total Income	21107.00	21107.08
696265083012	XXXXXX	Minimum Rate	8.250	7.125
424489802807	XXXXXX	ATR/QM Status	QM: Safe Harbor	Non-QM: Lender documented all ATR UW factors
302050914962	XXXXXX	Borrower 1 Total Income	5983.00	5982.82

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